(Loss)/Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2023
Earnings Per Share [Abstract]
Schedule of (losses) earnings per share
The components of the numerator for the calculation of basic and diluted (LPS)/EPS are as follows:

	Six months ended June 30,
(in thousands of $)	2023	2022
Net (loss)/income net of non-controlling interests - continuing operations - basic and diluted	(106,701)	665,792
Net income/(loss) net of non-controlling interests - discontinued operations - basic and diluted	293	(90,578)

The components of the denominator for the calculation of basic and diluted (LPS)/EPS are as follows:

	Six months ended June 30,
(in thousands of $)	2023	2022
Basic:
Weighted average number of common shares outstanding	107,337	108,125

Dilutive:
Dilutive impact of share options and RSUs (1)	618	407
Weighted average number of common shares outstanding	107,955	108,532

(LPS)/EPS per share are as follows:

	Six months ended June 30,
	2023	2022
Basic (LPS)/EPS from continuing operations	$(0.99)	$6.16
Diluted (LPS)/EPS from continuing operations (1)	$(0.99)	$6.13
Basic and diluted LPS from discontinued operations	$0.00	$(0.84)
(1) The effects of stock awards have been excluded from the calculation of diluted (LPS)/EPS from continuing operations for the six months ended June 30, 2023 because the effects were anti-dilutive.